Equity - Summary of Dividends Declared (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions				3 Months Ended														6 Months Ended	12 Months Ended
	Dec. 20, 2017	Dec. 20, 2016	Dec. 18, 2015	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Dividends [Line Items]
Total Amount														₱ 32,900					₱ 16,479	₱ 22,961
Events After Reporting Period
Disclosure Of Dividends [Line Items]
Total Amount																		₱ 6,065
Series JJ Cumulative Convertible Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date								May 12, 2017				May 03, 2016
Record Date								Jun. 01, 2017				Jun. 02, 2016
Payable Date								Jun. 30, 2017				Jun. 30, 2016
Per Share Amount								₱ 1.00				₱ 1.00
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date						Nov. 09, 2017	Aug. 10, 2017	May 12, 2017	Feb. 07, 2017	Nov. 14, 2016	Aug. 02, 2016	May 03, 2016	Jan. 26, 2016	Nov. 03, 2015	Aug. 04, 2015	May 05, 2015	Jan. 27, 2015
Record Date						Nov. 28, 2017	Aug. 25, 2017	May 26, 2017	Feb. 24, 2017	Nov. 28, 2016	Aug. 18, 2016	May 24, 2016	Feb. 24, 2016	Nov. 20, 2015	Aug. 20, 2015	May 26, 2015	Feb. 26, 2015
Payable Date						Dec. 15, 2017	Sep. 15, 2017	Jun. 15, 2017	Mar. 15, 2017	Dec. 15, 2016	Sep. 15, 2016	Jun. 15, 2016	Mar. 15, 2016	Dec. 15, 2015	Sep. 15, 2015	Jun. 15, 2015	Mar. 15, 2015
Total Amount						₱ 12	₱ 13	₱ 12	₱ 12	₱ 12	₱ 12	₱ 12	₱ 12	₱ 12	₱ 13	₱ 12	₱ 12
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member] | Events After Reporting Period
Disclosure Of Dividends [Line Items]
Approved Date					Jan. 22, 2018
Record Date					Feb. 21, 2018
Payable Date					Mar. 15, 2018
Total Amount					₱ 12
Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Total Amount																			49	48	₱ 49
Voting Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date	Dec. 05, 2017	Dec. 06, 2016	Dec. 01, 2015				Sep. 26, 2017	Jun. 13, 2017	Mar. 07, 2017		Aug. 30, 2016	Jun. 14, 2016	Feb. 29, 2016		Aug. 25, 2015	Jun. 09, 2015	Mar. 03, 2015
Record Date	Dec. 20, 2017	Dec. 20, 2016	Dec. 18, 2015				Oct. 10, 2017	Jun. 27, 2017	Mar. 30, 2017		Sep. 20, 2016	Jun. 30, 2016	Mar. 30, 2016		Sep. 15, 2015	Jun. 26, 2015	Mar. 19, 2015
Payable Date	Jan. 15, 2018	Jan. 15, 2017	Jan. 15, 2016				Oct. 15, 2017	Jul. 15, 2017	Apr. 15, 2017		Oct. 15, 2016	Jul. 15, 2016	Apr. 15, 2016		Oct. 15, 2015	Jul. 15, 2015	Apr. 15, 2015
Total Amount	₱ 3	₱ 3	₱ 3				₱ 2	₱ 2	₱ 3		₱ 2	₱ 3	₱ 3		₱ 2	₱ 3	₱ 2		10	11	10
Voting Preferred Stock [Member] | Events After Reporting Period
Disclosure Of Dividends [Line Items]
Approved Date				Mar. 08, 2018
Record Date				Mar. 28, 2018
Payable Date				Apr. 15, 2018
Total Amount				₱ 3
Common stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date							Aug. 10, 2017		Mar. 07, 2017		Aug. 02, 2016		Feb. 29, 2016		Aug. 04, 2015		Mar. 03, 2015
Record Date							Aug. 25, 2017		Mar. 21, 2017		Aug. 16, 2016		Mar. 14, 2016		Aug. 27, 2015		Mar. 17, 2015
Payable Date							Sep. 08, 2017		Apr. 06, 2017		Sep. 01, 2016		Apr. 01, 2016		Sep. 25, 2015		Apr. 16, 2015
Per Share Amount							₱ 48.00		₱ 28.00		₱ 49.00		₱ 57.00		₱ 65.00		₱ 61.00
Total Amount							₱ 10,371		₱ 6,049		₱ 10,587		₱ 12,315		₱ 14,044		₱ 13,179		₱ 16,420	₱ 22,902	₱ 32,841
Common stock [Member] | Events After Reporting Period
Disclosure Of Dividends [Line Items]
Approved Date				Mar. 27, 2018
Record Date				Apr. 13, 2018
Payable Date				Apr. 27, 2018
Per Share Amount				₱ 28.00
Total Amount				₱ 6,050
Series II Cumulative Convertible Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date												Apr. 12, 2016
Record Date												Feb. 10, 2016
Payable Date												May 11, 2016
Series II 10% Percent Cumulative Convertible Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date																May 05, 2015
Record Date																May 19, 2015
Payable Date																May 30, 2015
Per Share Amount																₱ 1.00
Special Dividend [Member]
Disclosure Of Dividends [Line Items]
Approved Date																	Mar. 03, 2015
Record Date																	Mar. 17, 2015
Payable Date																	Apr. 16, 2015
Per Share Amount																	₱ 26.00
Total Amount																	₱ 5,618